Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of minimum payments under long-term service and other agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	151,720
Between one and three years	141,768
Between three and five years	30,469
Beyond five years	—